Business Segment Information (Schedule of Operations by Reportable Segment) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenues									$ 5,767,000,000	$ 5,639,000,000	$ 4,913,000,000
Total gross profit	$ 166,000,000	$ 172,000,000	$ 142,000,000	$ 186,000,000	$ 171,000,000	$ 169,000,000	$ 160,000,000	$ 153,000,000	666,000,000	653,000,000	584,000,000
Total equity in earnings of unconsolidated affiliates	0	13,000,000	16,000,000	1,000,000	11,000,000	9,000,000	15,000,000	0	30,000,000	35,000,000	79,000,000
Total selling, general and administrative expenses									(335,000,000)	(341,000,000)	(294,000,000)
Acquisition and integration related costs									(9,000,000)	(2,000,000)	(7,000,000)
Goodwill impairment	0			(62,000,000)					(99,000,000)	0	0
Restructuring charges and asset impairments									(214,000,000)	0	0
Gain on disposition of assets									18,000,000	17,000,000	(2,000,000)
Gain on consolidation of Aspire subcontracting entities									0	0	108,000,000
Operating income	$ 45,000,000	$ 93,000,000	(12,000,000)	$ (69,000,000)	$ 88,000,000	$ 104,000,000	$ 92,000,000	$ 78,000,000	57,000,000	362,000,000	468,000,000
Interest expense									(83,000,000)	(99,000,000)	(66,000,000)
Other non-operating income (loss)									1,000,000	5,000,000	(6,000,000)
(Loss) income before income taxes and noncontrolling interests									(25,000,000)	268,000,000	396,000,000
Capital expenditures									20,000,000	20,000,000	17,000,000
Depreciation and amortization									115,000,000	104,000,000	63,000,000
Government Solutions
Segment Reporting Information [Line Items]
Total revenues									4,055,000,000	4,042,000,000	3,582,000,000
Total gross profit									493,000,000	444,000,000	363,000,000
Total equity in earnings of unconsolidated affiliates									28,000,000	29,000,000	35,000,000
Total selling, general and administrative expenses									(163,000,000)	(135,000,000)	(114,000,000)
Goodwill impairment									0
Restructuring charges and asset impairments									(4,000,000)
Capital expenditures									13,000,000	7,000,000	11,000,000
Depreciation and amortization									60,000,000	61,000,000	42,000,000
Sustainable Technology Solutions
Segment Reporting Information [Line Items]
Total revenues									1,712,000,000	1,597,000,000	1,331,000,000
Total gross profit									173,000,000	209,000,000	221,000,000
Total equity in earnings of unconsolidated affiliates									2,000,000	6,000,000	44,000,000
Total selling, general and administrative expenses									(83,000,000)	(90,000,000)	(86,000,000)
Goodwill impairment			$ (37,000,000)
Restructuring charges and asset impairments									(86,000,000)
Capital expenditures									3,000,000	4,000,000	1,000,000
Depreciation and amortization									26,000,000	23,000,000	11,000,000
Other
Segment Reporting Information [Line Items]
Total revenues									0	0	0
Total selling, general and administrative expenses									(89,000,000)	(116,000,000)	(94,000,000)
Restructuring charges and asset impairments									(124,000,000)
Capital expenditures									4,000,000	9,000,000	5,000,000
Depreciation and amortization									$ 29,000,000	$ 20,000,000	$ 10,000,000